Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2020
Registrant Name	dei_EntityRegistrantName	Victory Portfolios II
CIK	dei_EntityCentralIndexKey	0001547580
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 26, 2021
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2021
Prospectus Date	rr_ProspectusDate	Nov. 01, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
VictoryShares US 500 Volatility Wtd ETF | VictoryShares US 500 Volatility Wtd ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CFA
VictoryShares US Small Cap Volatility Wtd ETF | VictoryShares US Small Cap Volatility Wtd ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CSA
VictoryShares International Volatility Wtd ETF | VictoryShares International Volatility Wtd ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CIL
VictoryShares US Large Cap High Div Volatility Wtd ETF | VictoryShares US Large Cap High Div Volatility Wtd ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CDL
VictoryShares US Small Cap High Div Volatility Wtd ETF | VictoryShares US Small Cap High Div Volatility Wtd ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CSB
VictoryShares International High Div Volatility Wtd ETF | VictoryShares International High Div Volatility Wtd ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CID
VictoryShares Emerging Market High Div Volatility Wtd ETF | VictoryShares Emerging Market High Div Volatility Wtd ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CEY
VictoryShares Dividend Accelerator ETF | VictoryShares Dividend Accelerator ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VSDA
VictoryShares US Multi-Factor Minimum Volatility ETF | VictoryShares US Multi-Factor Minimum Volatility ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VSMV
VictoryShares US 500 Enhanced Volatility Wtd ETF | VictoryShares US 500 Enhanced Volatility Wtd ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CFO
VictoryShares US EQ Income Enhanced Volatility Wtd ETF | VictoryShares US EQ Income Enhanced Volatility Wtd ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CDC
VictoryShares US Discovery Enhanced Volatility Wtd ETF | VictoryShares US Discovery Enhanced Volatility Wtd ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CSF
VictoryShares Developed Enhanced Volatility Wtd ETF | VictoryShares Developed Enhanced Volatility Wtd ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CIZ
VictoryShares Nasdaq Next 50 ETF | VictoryShares Nasdaq Next 50 ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QQQN
VictoryShares USAA MSCI USA Value Momentum ETF | VictoryShares USAA MSCI USA Value Momentum ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ULVM
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF | VictoryShares USAA MSCI USA Small Cap Value Momentum ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	USVM
VictoryShares USAA MSCI International Value Momentum ETF | VictoryShares USAA MSCI International Value Momentum ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UIVM
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF | VictoryShares USAA MSCI Emerging Markets Value Momentum ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UEVM
VictoryShares USAA Core Short-Term Bond ETF | VictoryShares USAA Core Short-Term Bond ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	USTB
VictoryShares USAA Core Intermediate-Term Bond ETF | VictoryShares USAA Core Intermediate-Term Bond ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UITB